CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net Revenues	¥ 21,815	$ 3,343	¥ 39,688	¥ 126,089
Operating costs and expenses:
Cost of services	(16,774)	(2,571)	(59,410)	(80,017)
Sales and marketing	(16,748)	(2,567)	(42,445)	(92,465)
General and administrative	(152,541)	(23,378)	(223,758)	(251,384)
Service development	(30,201)	(4,629)	(48,614)	(61,909)
Total operating expenses	(216,264)	(33,145)	(374,227)	(485,775)
Other operating income	5,518	846	6,788	12,638
Government grant	891	137	3,504	7,620
Other operating expenses	(2,752)	(422)	(6,995)	(5,060)
Impairment of intangible assets			(181,845)	0
Impairment of goodwill			(129,752)	0
Operating loss from continuing operations	(190,792)	(29,241)	(642,839)	(344,488)
Other (expenses)/income, net	748	115	455	(43)
Interest income	9,093	1,394	13,448	15,308
Loss from equity method investments	(10,798)	(1,655)	(10,639)	(15,025)
Impairment of long-term investments	(33,001)	(5,058)	(22,353)	(149,896)
Gain from disposal of subsidiaries			0	2,805
Loss before income taxes from continuing operations	(224,750)	(34,445)	(661,928)	(491,339)
Income taxes benefits	(3,654)	(560)	(7,642)	(19,602)
Net loss from continuing operations	(221,096)	(33,885)	(654,286)	(471,737)
Income from discontinued operations, net of income taxes			0	2,183
Gain on disposal of discontinued operations, net of income taxes			0	10,160
Net income from discontinued operations, net of income taxes			0	12,343
Net loss	(221,096)	(33,885)	(654,286)	(459,394)
Net (loss) income from continuing operations attributable to non-controlling interest and redeemable non-controlling interest	2,130	326	(3,018)	(8,820)
Net income from discontinued operations attributable to non-controlling interest			0	1,099
Less: Net (loss) income attributable to the non-controlling interest	2,130	326	(3,018)	(4,486)
Less: Net loss attributable to redeemable non-controlling interest			0	(3,235)
Net loss attributable to BIT Mining Limited	(223,226)	(34,211)	(651,268)	(451,673)
Other comprehensive income (loss):
Share of other comprehensive loss of an equity method investee	(1,218)	(187)	(3,986)	0
Foreign currency translation gain (loss)	(11,825)	(1,812)	6,408	23,023
Other comprehensive income (loss), net of tax	(13,043)	(1,999)	2,422	23,023
Comprehensive loss	(234,139)	(35,884)	(651,864)	(436,371)
Less: Comprehensive (loss) income attributable to redeemable non-controlling interest and non-controlling interest	2,130	326	(4,344)	(6,383)
Comprehensive loss attributable to BIT Mining Limited	¥ (236,269)	$ (36,210)	¥ (647,520)	¥ (429,988)
Losses per share for Class A and Class B ordinary shares outstanding-Basic and Diluted:
Net loss from continuing operations | (per share)	¥ (0.52)	$ (0.08)	¥ (1.52)	¥ (1.13)
Net income from discontinued operations | ¥ / shares			0	0.03
Net loss | (per share)	(0.52)	(0.08)	(1.52)	(1.10)
Losses per American Depositary Share ("ADS") (1 ADS represents 10 Class A ordinary shares)-Basic and Diluted
Net loss from continuing operations | (per share)	(5.19)	(0.80)	(15.20)	(11.28)
Net income from discontinued operations | ¥ / shares			0	0.27
Net loss | (per share)	¥ (5.19)	$ (0.80)	¥ (15.20)	¥ (11.01)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic | shares	430,011,263	430,011,263	428,586,305	418,911,292
Diluted | shares	430,011,263	430,011,263	428,586,305	418,911,292